Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Options, Outstanding at January 1, 2011	33,514
Options, Granted	4,510
Options, Canceled	(1,265)
Options, Exercised	(7,746)
Options, Outstanding at December 31, 2011	29,013
Options, Vested and expected to vest	27,610
Options, Exercisable at December 31, 2011	17,519
Weighted Average Exercise Price, Outstanding at January 1, 2011	$ 38.13
Weighted Average Exercise Price, Granted	$ 35.34
Weighted Average Exercise Price, Canceled	$ 38.11
Weighted Average Exercise Price, Exercised	$ 35.15
Weighted Average Exercise Price, Outstanding at December 31, 2011	$ 38.51
Weighted Average Exercise Price, Vested and expected to vest	$ 38.56
Weighted Average Exercise Price, Exercisable at December 31, 2011	$ 39.58
Weighted Average Remaining Contractual Term (years), Outstanding at December 31, 2011	5.0
Weighted Average Remaining Contractual Term (years), Vested and expected to vest	4.9
Weighted Average Remaining Contractual Term (years), Exercisable at December 31, 2011	3.8
Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 20,705
Aggregate Intrinsic Value, Vested and expected to vest	20,205
Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 15,097